CONCENTRATIONS (Tables)	12 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION

The following table sets forth information as to each customer that accounted for 10% or more of net revenue for the years ended June 30, 2025, 2024 and 2023.

	For the Years Ended June 30,
Percentage of the Company’s revenues	2025	2024	2023
Customer A	36%	29%	*
Customer B	13%	14%	*
Customer C	13%	*	*
Customer D	*	24%	31%
Customer H	*	*	16%
Customer I	*	*	13%
Total	62%	67%	60%

The following table sets forth information as to each customer that accounted for 10% or more of total gross accounts receivable as of June 30, 2025 and 2024.

	As of June 30,
Percentage of the Company’s accounts receivable	2025	2024
Customer E	44%	*
Customer F	19%	*
Customer G	16%	*
Customer D	*	85%
Total	79%	85%

*	Indicates below 10%.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)

NOTE 16 - CONCENTRATIONS (CONTINUED)

(b)	Concentration of suppliers

For the years ended June 30, 2025, 2024 and 2023, the Company’s material suppliers, each of whom accounted for more than 10% of the Company’s total purchases, were as follows:

	For the Years Ended June 30,
Percentage of the Company’s purchase	2025	2024	2023
Supplier A	28%	*	*
Supplier B	17%	*	*
Supplier C	16%	*	*
Supplier D	14%	39%	*
Supplier E	*	11%	*
Supplier J	*	*	16%
Supplier K	*	*	11%
Supplier L	*	*	10%
Total	75%	50%	37%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of June 30, 2025 and 2024.

	As of June 30,
Percentage of the Company’s accounts payable	2025	2024
Supplier A	73%	*
Supplier F	*	46%
Supplier G	*	17%
Supplier H	*	14%
Supplier I	*	10%
Total	73%	87%

*	Indicates below 10%.